Assets and Disposal Groups Held For Sale - Disposal Groups Held For Sale (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Net defined benefit liabilities	¥ 383
Disposal groups held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	451	¥ 0
Intangible assets	58	0
Inventories	0	1,202
Trade and other receivables	179	1,466
Cash and cash equivalents	629	451
Other	1,379	692
Total assets	2,696	3,811
Net defined benefit liabilities	383	0
Provisions	0	1,066
Trade and other payables	210	165
Other	959	1,983
Total liabilities	¥ 1,552	¥ 3,214